Real estate properties held for lease, net (Tables)	12 Months Ended
Dec. 31, 2018
Real estate properties held for lease, net [Abstract]
Schedule of Real Estate Properties Held for Lease, Net

	December 31, 2017	December 31, 2018
	US$	US$
Elementary schools	3,264,185	3,107,711
Basement parking	10,118,622	9,633,568
Kindergartens	9,596,645	10,194,286
Parking facilities	58,460,591	55,941,369
Clubhouses	8,181,616	7,789,415
Shopping mall	211,690,677	243,346,989
Others	-	2,972,811
Total costs	301,312,336	332,986,149
Accumulated depreciation	(23,379,023)	(30,221,932)

Real estate properties held for lease, net	277,933,313	302,764,217

Schedule Of Minimum Rental Receivables
Year	Amount
US$

2019	12,688,803
2020	12,900,942
2021	12,510,802
2022	11,803,631
2023 and thereafter	95,712,565

Total	145,616,743